Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Borrowings, current
Current part of non-currentborrowings1)	kr 89	kr 4,954
Other borrowings, current	2,456	3,079
Total borrowings, current	2,545	8,033
Borrowings, non-current
Notes and bond loans	20,560	10,556
Other borrowings, non-current	9,940	8,097
Total borrowings, non-current	30,500	18,653
Total interest-bearing liabilities	kr 33,045	kr 26,686